Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001424958_SupplementTextBlock

DIREXION SHARES ETF TRUST

Direxion S&P 500® Volatility Response Shares (VSPY)

Supplement dated November 3, 2014 to the Prospectus dated August 1, 2014

Effective immediately, the disclosure appearing under the section “Fund Performance” on page 6 of the Direxion S&P 500® Volatility Response Shares’ (the “Fund”) prospectus shall be replaced in its entirety with the following:

Risk/Return [Heading]	rr_RiskReturnHeading	Direxion S&P 500 (R) Volatility Response Shares
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied from calendar year to calendar year. The table shows how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad-based market index for the same periods. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund’s website at http://www.direxioninvestments.com/etfs?producttab=performance or by calling the Fund toll free at 1-866-476-7523.

The performance shown prior to August 1, 2014 reflects a previous investment objective. The Fund sought investment results, before fees and expenses, that tracked the S&P Composite 500® Dynamic Rebalancing Risk Control Index. After August 1, 2014, the Fund’s performance reflects the new investment objective of seeking investment results, before fees and expenses, that track the S&P 500® Volatility Response Index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied from calendar year to calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-476-7523
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.direxioninvestments.com/etfs?producttab=performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period of time shown in the bar chart, the Fund’s highest calendar quarter return was 10.45% for the quarter ended March 31, 2013 and its lowest calendar quarter return was 2.69% for the quarter ended June 30, 2013. The year-to-date return as of June 30, 2014 was 6.80%.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.80%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest calendar quarter return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest calendar quarter return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	2.69%
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The S&P 500 Volatility Response Index replaced the S&P Composite 500 Dynamic Rebalancing Risk Control Index as the broad-based benchmark in connection with the change of the Fund's name and investment objective. The index was changed on August 1, 2014.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In addition, the "Return After Taxes on Distributions and Sale of Fund Shares" would be higher if the investor recognized a capital loss upon the redemption of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). In addition, the “Return After Taxes on Distributions and Sale of Fund Shares” would be higher if the investor recognized a capital loss upon the redemption of Fund shares.

For more information, please contact the Funds at (866) 476-7523.

*        *        *         *        *

Please retain a copy of this Supplement with your Prospectus.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2013)
S&P 500® Volatility Response Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01		[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception		[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 04, 2014	[1]
S&P Composite 500 Dynamic Rebalancing Risk Control Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	31.87%	[2]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	20.33%	[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 11, 2012	[2]
Direxion S&P 500 (R) Volatility Response Shares
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2013	rr_AnnualReturn2013	31.13%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	31.13%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	19.82%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 11, 2012
Direxion S&P 500 (R) Volatility Response Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	30.65%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	19.45%
Direxion S&P 500 (R) Volatility Response Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.74%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	15.31%

[1]	The S&P 500 Volatility Response Index commenced operations on April 4, 2014.
[2]	The S&P 500 Volatility Response Index replaced the S&P Composite 500 Dynamic Rebalancing Risk Control Index as the broad-based benchmark in connection with the change of the Fund's name and investment objective. The index was changed on August 1, 2014.